PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ 2,530
Property, plant and equipment, Ending Balance	6,947	$ 2,530
Future development costs	331	745
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,425	2,849
Additions (cash and non-cash)	500	195
Disposals (cash and non-cash)	(131)	(275)
Acquisitions through business combinations	4,913	503
Transfers and assets reclassified as held for sale	(38)	(16)
Net foreign currency exchange differences	(254)	169
Property, plant and equipment, Ending Balance	8,415	3,425
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(895)	(753)
Depreciation/depletion/impairment expense	(720)	(151)
Disposals (cash and non-cash)	62	52
Transfers and assets reclassified as held for sale	2	1
Net foreign currency exchange differences	83	(44)
Property, plant and equipment, Ending Balance	(1,468)	(895)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	103
Property, plant and equipment, Ending Balance	127	103
Land | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	103	89
Additions (cash and non-cash)	1	0
Disposals (cash and non-cash)	(3)	0
Acquisitions through business combinations	44	21
Transfers and assets reclassified as held for sale	(12)	(12)
Net foreign currency exchange differences	(6)	5
Property, plant and equipment, Ending Balance	127	103
Land | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	0	0
Disposals (cash and non-cash)	0	0
Transfers and assets reclassified as held for sale	0	0
Net foreign currency exchange differences	0	0
Property, plant and equipment, Ending Balance	0	0
Building
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	353
Property, plant and equipment, Ending Balance	584	353
Building | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	397	163
Additions (cash and non-cash)	37	24
Disposals (cash and non-cash)	(5)	0
Acquisitions through business combinations	262	211
Transfers and assets reclassified as held for sale	(2)	(3)
Net foreign currency exchange differences	(40)	2
Property, plant and equipment, Ending Balance	649	397
Building | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(44)	(29)
Depreciation/depletion/impairment expense	(28)	(15)
Disposals (cash and non-cash)	1	0
Transfers and assets reclassified as held for sale	1	0
Net foreign currency exchange differences	5	0
Property, plant and equipment, Ending Balance	(65)	(44)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	946
Property, plant and equipment, Ending Balance	1,747	946
Machinery and Equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,310	917
Additions (cash and non-cash)	301	105
Disposals (cash and non-cash)	(95)	(22)
Acquisitions through business combinations	801	245
Transfers and assets reclassified as held for sale	(13)	7
Net foreign currency exchange differences	(81)	58
Property, plant and equipment, Ending Balance	2,223	1,310
Machinery and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(364)	(253)
Depreciation/depletion/impairment expense	(192)	(106)
Disposals (cash and non-cash)	55	16
Transfers and assets reclassified as held for sale	2	(4)
Net foreign currency exchange differences	23	(17)
Property, plant and equipment, Ending Balance	(476)	(364)
Machinery and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	5	6
Mineral Property Assets and Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,066
Property, plant and equipment, Ending Balance	754	1,066
Mineral Property Assets and Oil and Gas Properties | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,516	1,623
Additions (cash and non-cash)	64	48
Disposals (cash and non-cash)	(2)	(251)
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale	1	(7)
Net foreign currency exchange differences	(119)	103
Property, plant and equipment, Ending Balance	1,460	1,516
Mineral Property Assets and Oil and Gas Properties | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(450)	(447)
Depreciation/depletion/impairment expense	(306)	(17)
Disposals (cash and non-cash)	0	35
Transfers and assets reclassified as held for sale	0	5
Net foreign currency exchange differences	50	(26)
Property, plant and equipment, Ending Balance	(706)	(450)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0
Property, plant and equipment, Ending Balance	3,613	0
Vessels | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Additions (cash and non-cash)	86	0
Disposals (cash and non-cash)	(19)	0
Acquisitions through business combinations	3,738	0
Transfers and assets reclassified as held for sale	(13)	0
Net foreign currency exchange differences	0	0
Property, plant and equipment, Ending Balance	3,792	0
Vessels | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	(182)	0
Disposals (cash and non-cash)	3	0
Transfers and assets reclassified as held for sale	0	0
Net foreign currency exchange differences	0	0
Property, plant and equipment, Ending Balance	(179)	0
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	62
Property, plant and equipment, Ending Balance	122	62
Others | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	99	57
Additions (cash and non-cash)	11	18
Disposals (cash and non-cash)	(7)	(2)
Acquisitions through business combinations	68	26
Transfers and assets reclassified as held for sale	1	(1)
Net foreign currency exchange differences	(8)	1
Property, plant and equipment, Ending Balance	164	99
Others | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(37)	(24)
Depreciation/depletion/impairment expense	(12)	(13)
Disposals (cash and non-cash)	3	1
Transfers and assets reclassified as held for sale	(1)	0
Net foreign currency exchange differences	5	(1)
Property, plant and equipment, Ending Balance	(42)	(37)
Oil and Gas Properties | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	$ 258	$ 57